SCHEDULE OF RESTRICTED STOCK UNITS (Details) - $ / shares		3 Months Ended	12 Months Ended
	Oct. 26, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Granted	630,000		630,000
Options, Exercised
Weighted Average Exercise Price, Exercised			$ 0.70
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Outstanding, Beginning Balance
Weighted Average Exercise Price, Outstanding, Beginning Balance
Options, Granted		26,800,000
Weighted Average Exercise Price, Granted		$ 0.1689
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, forfeited
Weighted Average Exercise Price, Forfeited
Options, vested
Weighted Average Exercise Price, Vested
Options, Outstanding, Ending Balance		26,800,000
Weighted Average Exercise Price, Outstanding, Ending Balance		$ 0.1689